Segmental analysis - Operating profit from continuing operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 2,895	£ 2,780	£ 2,870
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	2,926	3,307	3,442
UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,550	1,915	1,422
UK | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,612	1,925	1,695
US
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,345	865	1,448
US | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,314	1,382	1,747
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,027	1,316	778
Operating segments | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,034	1,320	1,015
Operating segments | UK Gas Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	337	347	267
Operating segments | UK Gas Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	342	348	303
Operating segments | US Regulated
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,344	880	1,425
Operating segments | US Regulated | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,313	1,397	1,724
Unallocated amounts | NG Ventures and Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	187	237	400
Unallocated amounts | NG Ventures and Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	237	242	400
Unallocated amounts | NG Ventures
Disclosure of operating segments [line items]
Operating profit from continuing operations	296	268	263
Unallocated amounts | NG Ventures | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 298	£ 269	£ 263